UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from September 1, 2013 to September 30, 2013
Commission File Number of issuing entity: 333-60756-04
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-148505, 333-171922
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-148505-01, 333-171922-01
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2011-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2012-1 Class A, B, C, D Asset Backed Notes			X
Series 2012-2 Class A, B, C, D Asset Backed Notes			X
Series 2012-4 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2012-5 Class A, B, C, D Asset Backed Notes			X
Series 2013-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2013-3 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2013-4 Class A, B, C, D Asset Backed Notes			X
Series 2013-5 Class A-1, A-2, B, C, D Asset Backed Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE
This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the Securities and Exchange Commission on October 25, 2013 (the "Original Report"). Exhibit 99 to the Original Report contained the following errors, each of which has been corrected in the attached Exhibit 99: (1) the "Contents" table on page 1 incorrectly listed the outstanding series covered by the report; and (2) the Interest Rate spread for the Series 2011-1 Class A2 Notes shown in Part I. Origination Information on page 8 was incorrectly listed as 0.70% (but all amounts in the report and all amounts actually paid to holders of the Series 2011-1 Class A2 notes were calculated using the correct Interest Rate spread of 0.60%). Neither the timing nor the amount of principal or interest payable to holders was impacted by this correction, and no other information or data presented in the Original Report was revised or amended.
PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Dan Gardetto
Dan Gardetto
Assistant Treasurer
Date: October 30, 2013

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

4